SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended					12 Months Ended
	Nov. 14, 2018	Oct. 29, 2018	Jul. 31, 2018	May 31, 2017	Feb. 13, 2015	Mar. 31, 2018	Sep. 30, 2018	Jun. 12, 2018	Nov. 06, 2017	Mar. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Shares, Issued						1,368,856	2,337,462			325,901
Common Stock, Shares Authorized					200,000,000	250,000,000	500,000,000	500,000,000	250,000,000	150,000,000
Debt Conversion, Converted Instrument, Shares to be Issued						263,639
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Convertible, Terms of Conversion Feature				the Company's Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company's common shares upon a capital raise ("Qualified Financing") where gross proceeds exceed $3,000,000 at the lesser of $0.50 per share and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion.		On the maturity date, without any action on the part of the Holder, the outstanding principal and accrued and unpaid interest under the notes will be converted into shares of new round stock based upon a 15% discount to the lesser of (i) (A) the VWAP average of the last 30 days ending on the closing of the qualified financing (or, in the event of multiple closings, the lowest VWAP average of the last 30 days ending on each closing of a qualified financing) in the event of a maturity date referred to in clause (b) of the definition thereof, or (B) the VWAP average of the last 30 days before the maturity date in the event of a maturity date referred to in clause (a) of the definition thereof, and (ii) $0.18.
Stockholders' Equity, Reverse Stock Split					the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Face Amount			$ 1,960,000
Debt Instrument, Maturity Date			Apr. 30, 2019
Convertible Notes Payable	$ 2,750,000
Debt Instrument, Convertible, Terms of Conversion Feature	20% discount on a 30 day VWAP of the Company's stock price if more than $2,000,000 is raised in equity financing or matures on March 28, 2019.
Stockholders' Equity, Reverse Stock Split		the Company effected a reverse stock split and thereafter Bionik's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split adjusted basis.
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			40,000
Shares Issued, Price Per Share			$ 9.735
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			7 years
Subsequent Event [Member] | Chief Commercial Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			5,000
Shares Issued, Price Per Share			$ 6.93
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued						20,000